                       Commonwealth Income & Growth Fund III

                   Cumulative Supplement Dated February 23, 1998
                                         To
                           Prospectus Dated July 25, 1997





This Supplement is part of, and should be read in conjunction with, the Prospectus dated July 25, 1997. This cumulative supplement replaces all prior supplements to the Prospectus. The purpose of cumulative supplements is to report on the status of the offering, describe equipment acquisitions by the Partnership, provide updated industry information, as applicable, describe any amendments to the prospectus, update prior performance of certain diversified equipment leasing programs sponsored by the General Partner and provide updated financial statements of the Partnership and General Partner.

Completion of Minimum Offering

On January 27, 1998, the Partnership received and accepted subscription proceeds of $1,526,000, which exceeded the minimum offering amount of $1,500,000 and the funds were released from escrow.

Equipment Acquisitions

As of February 23, 1998, the Partnership committed to purchase three leases totaling $857,000 (66%) of the $1,290,960 available for investment of equipment, after fees. Details on these acquisition commitments are as follows:

The Partnership has committed to purchase twelve (12) SUN SERVERS for approximately $258,000. The Equipment is subject to a 29 month lease with Lucent Technology. The monthly rental during the term of the lease is to be approximately $7,500.

The Partnership has committed to purchase twelve (12) SUN WORKSTATIONS for approximately $143,000. The Equipment is subject to a 33 months lease with Lucent Technology. The monthly rental during the term of the lease is to be approximately $3,900.

The Partnership has committed to purchase thirty (30) SUN SERVERS for approximately $456,000. The Equipment is subject to a 33 month lease with Lucent Technology. The monthly rental during the term of the lease is to be approximately $12,100.


Prior Performance

The General Partner has previously sponsored two publicly-registered equipment leasing programs, Commonwealth Income & Growth Fund I and Commonwealth Income & Growth Fund II, limited partnerships, which are registered securities under the Securities Act of 1933 and which have investment objectives substantially identical to the current Partnership. Commonwealth Income & Growth Fund I terminated its offering of units on May 11, 1995 and Commonwealth Income & Growth Fund II terminated its offering of units on May 12, 1997, with $12,624,153 and $9,235,185 respectively, raised from investors.

Commonwealth Income & Growth Fund I's net offering proceeds were fully utilized in the purchase of computer peripheral equipment on December 8, 1995. Commonwealth Income & Growth Fund II's net offering proceeds were fully utilized in the purchase of computer peripheral equipment on June 30, 1997. All equipment was new when acquired. Additional specific details on prior performance is available in the prospectus.

Addition To Subscription Document

The Partnership has offered investors an additional alternative for mailing of cash distributions. Through Section 6 of the amended Subscription Document (attached). investors may now request to have their distributions sent directly to PNC Bank, Escrow Agent, for investment in additional units of the Partnership. These additional units will be closed in on a monthly basis. All subscriptions are subject to acceptance by the General Partner. This would enable investors to accumulate additional units THROUGH THE OFFERING PERIOD ONLY. Once the "Offering Period" has terminated, investors will receive their cash distributions, as indicated on their subscription document. All existing investors have the option to "re-execute" the attached subscription document, if interested. The amended Subscription Document will also be shown as part of the Post Effective Amendment.

                          $1,500,000 - minimum

                  Commonwealth Income & Growth Fund III
                  (a Pennsylvania Limited Partnership)


                         SUBSCRIPTION AGREEMENT,
                            SIGNATURE PAGE &
                            POWER OF ATTORNEY


                     750,000 Units - $20.00 per Unit
                  Minimum Purchase - 125 Units ($2,500)
          50 Units ($1,000) for IRAs, Keoghs and Pension Plans
           (Minimum purchase may be higher in certain states)


PLEASE CAREFULLY READ this Subscription Agreement and the Terms and Conditions (on the back of the Signature Page) before completing this document. TO SUBSCRIBE FOR UNITS, please complete and sign the Signature Page and deliver the Subscription Agreement to your Financial Consultant.


ALL ITEMS ON THIS AGREEMENT MUST BE COMPLETED IN ORDER FOR YOUR
SUBSCRIPTION TO BE PROCESSED, including any additional information necessary to complete Item 6(c) of the Section entitled "Terms and Conditions".




                  Commonwealth Capital Securities Corp.
                              (800)497-4554



                                           Please make checks payable to:
                                                  PNC Bank, Escrow Agent,
                                  (Commonwealth Income & Growth Fund III)

                                                         Mailing Address:
                                    Commonwealth Capital Securities Corp.
                                                             P.O. Box 535
                                                    Paoli, PA  19301-0535

                                                  Subscription Questions:
                                                            (800)497-4554
                                                        Fax (610)647-8858



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
                                             COMMONWEALTH INCOME & GROWTH FUND III
                                  SUBSCRIPTION AGREEMENT, SIGNATURE PAGE AND POWER OF ATTORNEY


1.  Units Purchased:     x  $20.00 Per Unit   =   $    (Total Capital Contribution)
---------------------------------------------------------------------------------------------------------------------
    INITIAL INVESTMENT     /  /                                    ADDITIONAL INVESTMENT  /  /        (IN THIS FUND)

  DO YOU WISH TO RECEIVE QUARTERLY OR MONTHLY DISTRIBUTIONS?      /  /  QUARTERLY     /  /  MONTHLY
---------------------------------------------------------------------------------------------------------------------
ARE YOU AN EMPLOYEE OF A SELECTED AGENT, IS THIS A NAV PURCHASE?  /  /  YES           /  /  NO
---------------------------------------------------------------------------------------------------------------------
2.  REGISTRATION INFORMATION -          INVESTOR'S ACCOUNT NUMBER: __________________
                                          (with broker's firm, if applicable)
---------------------------------------------------------------------------------------------------------------------
Legal Account Title:
INVESTORS NAME(S) OR
TRUSTEE(S) OR CUSTODIAN(S)
---------------------------------------------------------------------------------------------------------------------
INVESTOR                                DATE OF TRUST/IRA
NAME(S)                                 AND/OR IRA NUMBER:
---------------------------------------------------------------------------------------------------------------------
SOCIAL SECURITY NUMBER:                      CORPORATE/CUSTODIAL TAX I.D.

(REQUIRED ALSO FOR IRA/QUALIFIED PLAN INVESTORS)
---------------------------------------------------------------------------------------------------------------------
LEGAL RESIDENT/BUSINESS/CUSTODIAL ADDRESS:

---------------------------------------------------------------------------------------------------------------------
CITY/STATE                                                  BUSINESS/CUSTODIAL
ZIP + 4                            HOME PHONE:              PHONE:

---------------------------------------------------------------------------------------------------------------------
ADDITIONAL MAILING ADDRESS - If Different from Above (Or Investor Address if Custodial Account) - Must Complete to
Receive Copies of Statements & Reports.
Street                                  City                State          Zip + 4


---------------------------------------------------------------------------------------------------------------------
3.  PLEASE INDICATE CITIZENSHIP STATUS: (please review "Investor Suitability Standards" in the Prospectus)
US CITIZEN /  /               RESIDENT ALIEN /  /       NON-RESIDENT ALIEN (Attach IRA Form W8) /  /

---------------------------------------------------------------------------------------------------------------------
If Corporation or Partnership:          U.S. /  /     or                 FOREIGN (Attach IRA Form W8) /  /

---------------------------------------------------------------------------------------------------------------------
4.  TYPE OF REGISTRATION (CHECK ONE):

/  /  INDIVIDUAL                    /  /  JOINT TENANTS WITH RIGHT OF SURVIVORSHIP
/  /  IRA                           /  /  PARTNERSHIP
/  /  OTHER TAX-EXEMPT ENTITY       /  /  QUALIFIED PLAN
/  /  CORPORATION                   /  /  UNIFORM GIFT TO MINORS ACT STATE OF _____
/  /  TENANTS IN COMMON             /  /  TRUST (SPECIFY) _________________________
/  /  COMMUNITY PROPERTY            /  /  OTHER (SPECIFY) _________________________



5. SIGNATURE: I certify that (1) I have received the Prospectus relating to Commonwealth Income & Growth Fund III as supplemented (the "Prospectus" and the "Limited Partnership Agreement"), (2) I agree to the provisions on the reverse hereof, (3) by executing this Subscription Agreement, I am entering into a limited partnership agreement and agreeing to invest money, (4) the information set forth in this Subscription Agreement, Signature Page and Power of Attorney is true and correct, (5) I meet the minimum financial suitability standards described in the Prospectus under "Investor Suitability Standards", and, I declare under penalty of perjury that (6) I have entered my correct taxpayer identification or social security number on this form and
(7) I verify that I am not subject to withholding either because I have not been notified that I am subject to backup withholding as result of a failure to report all interests or dividends, or the Internal Revenue Service has notified me that I am no longer subject to backup withholding (if the undersigned is subject to backup withholding, they shall strike out the language in clause (7) before signing below), and (8) I acknowledge that this investment is not liquid.

X _________________________________  X ____________________________________
SUBSCRIBER'S SIGNATURE     DATE      CO-SUBSCRIBER'S SIGNATURE OR      DATE
                                     AUTHORIZED/CUSTODIAL REPRESENTATIVE

If Financial Consultant and Branch Manager are executing the signature page, both must sign below. Authorized custodian signature required for IRA/custodian accounts. Financial Consultant and Branch Managers may not sign on behalf of residents of Florida, Iowa, Maine, Michigan, Minnesota, Missouri, Nebraska, North Carolina, Oregon, and Tennessee. (NOTE: Not to be executed until Subscriber(s) has (have) acknowledged receipt of final Prospectus.)
X _____________________________________  X ____________________________________
FINANCIAL CONSULTANT'S SIGNATURE  DATE     BRANCH MANAGER'S SIGNATURE      DATE

6.  SPECIAL PAYMENT INSTRUCTIONS:   Payment to other individual or entity as
designated below. Investor must complete this section if they want cash distributions made to anyone other than the records holder. Investors requesting direct deposit of distribution checks to another financial institution or mutual fund please complete below:

Please Check if: ______    You wish Distributions of the Partnership to be
                           reinvested in additional Units during the Offering
Period.
                 ______    You wish Distributions to be sent to the Payee and
                           Address listed below. Please complete the following information.

Payee Name:___________________________________________________________________
For Account Of: __________________________   Account Number: _________________
Street Address:   ________________________________   City/State/Zip+4: _______
Phone Number:  ___________________________________

7. BROKER/DEALER DATA: Completed by selling Financial Consultant (PLEASE ENTER YOUR OFFICE ADDRESS HERE)


_____________________________           _________________________________
FINANCIAL CONSULTANT(S) NAME            ADDRESS

_____________________________           _________________________________
BROKER/DEALER FIRM NAME                 CITY/STATE/ZIP + 4

_____________________________           _________________________________
FINANCIAL CONSULTANT'S PHONE NUMBER     FAX NUMBER

BY SELLING FINANCIAL CONSULTANT: In compliance with Section (3)b and 4(d) of Appendix F of Article III, Section 34 of the NASD Rules of Fair Practice, I represent that I have reasonable grounds to believe, based on information from the investor(s) concerning investment objectives, other investments, financial situation and needs, and any other information known by me, that investment in the Partnership is suitable for such investor(s) and that I have informed the investor(s) of the lack of liquidity and marketability of the investment and confirm that the investor(s) signatures appears above. (Signatures of both representatives required if joint account.)

X ______________________________________    X ________________________________
FINANCIAL CONSULTANT'S SIGNATURE    DATE     BRANCH MANAGER'S SIGNATURE   DATE

THIS SUBSCRIPTION AGREEMENT, SIGNATURE PAGE AND POWER            __________________          _________________
OF ATTORNEY WILL NOT BE AN EFFECTIVE AGREEMENT UNTIL IT          RESERVATION NUMBER          CCSC RECEIPT DATE
IS ACCEPTED BY THE GENERAL PARTNER OF COMMONWEALTH               __________________          _________________
INCOME & GROWTH FUND III.                                        FC NUMBER                   DATE INTO ESCROW
                                                                 __________________          _________________
AGREED TO AND ACCEPTED BY: _______________________________       ACCOUNT NUMBER              CLOSING NUMBER
                                  (GENERAL PARTNER)


                               SUBSCRIPTION AGREEMENT
                       COMMONWEALTH INCOME & GROWTH FUND III
                                TERMS AND CONDITIONS

     Each person or entity named as a registered owner on the Subscription Agreement (the "Subscriber") desires to become a limited partner (a "Limited Partner") of Commonwealth Income & Growth Fund III (the "Partnership") and to purchase units of a limited partnership interest (the "Units") of the Partnership in accordance with the terms and conditions of the final prospectus pursuant to which the Partnership will offer Units to the public including any amendments and supplements thereto (the "Prospectus"), and of the Partnership's Amended and Restated Agreement of Limited Partnership (the "Partnership Agreement"), attached as Exhibit 1 to the Prospectus. BY EXECUTING THIS AGREEMENT, A SUBSCRIBER DOES NOT WAIVE ANY RIGHTS HE MAY HAVE UNDER THE SECURITIES ACT OF 1933 OR THE SECURITIES EXCHANGE ACT OF 1934 or any State Securities or Blue Sky law. In connection herewith, the Subscriber represents, warrants, and agrees as follows:

     1. Subscription. The Subscriber agrees to purchase the number of Units set forth in the space provided on the Signature Page of this Subscription Agreement and delivers herewith the full amount required to purchase such Units.

     2. Acceptance. The Subscriber hereby acknowledges and agrees that the general partner of the Partnership (the "General Partner") may in its sole and absolute discretion accept or reject the Subscriber's subscription, in whole or in part, and that, if rejected, the amount of the Subscriber's subscription which is rejected will be promptly returned to Subscriber, without interest.
The General Partner may not complete the sale of a Unit to a Subscriber until at least five business days after the date the Subscriber received the Prospectus.

     3. No Revocation. The Subscriber hereby acknowledges and agrees that he will not be entitled to revoke or withdraw his subscription, except during the five business days following the subscriber's receipt of the prospectus.

     4. Adoption of Partnership Agreement. The Subscriber hereby accepts, adopts and agrees to be bound by each and every provision contained in the Partnership Agreement and agrees to become a Limited Partner thereunder.

     5. Power of Attorney. The Subscriber hereby irrevocably makes, constitutes and appoints the General Partner, with full power of substitution and ratification, its true and lawful attorney-in-fact for the purposes and in the manner provided in the Partnership Agreement.

     6. Representation and Warranties. The Subscriber (which, for this purpose, includes any Financial Consultant and Branch Manager executing this Subscription Agreement on behalf of the Subscriber) represents and warrants to the Partnership, the General Partner, the affiliates, agents and representatives of the Partnership or the General Partner, and any broker-dealer involved in the offering of Units for sale that:
     (a)  the Subscriber has received the Prospectus;
     (b)  the Subscriber has received the form of Partnership Agreement;
     (c) the Subscriber meets the minimum financial suitability standards set forth in the Prospectus under "Investor Suitability Standards," as well as any additional minimum financial suitability standards required by state securities authorities which are applicable to the Subscriber.
     (d) the Subscriber is subscribing for Units in his own account or for the account or benefit of a family member or members or in a fiduciary capacity for the account of another person; and
     (e) the Subscriber has received no representations or warranties from the Partnership, the General Partner, or any affiliates, agents or representatives of the Partnership or the General Partner other than those contained in the Prospectus, except as follows:

     The Partnership reserves the right to assert these representations as a defense in any subsequent litigation in which one or more of the representations is in issue; provided, however, that the representations contained in Paragraph 6(e) shall not be binding on any Subscriber resident in Arizona, Maine, Minnesota, Missouri, Nebraska, Pennsylvania, Tennessee or Texas. Subscribers in Arizona, Michigan, Missouri, Nebraska, and Texas are required to sign or initial each representation contained in paragraph (6) above.

Notice to all Investors:
     (a) The purchase of Units for an IRA or Keogh plan does not itself create the plan.
     (b) Section 1446 of the Internal Revenue Code provides that a partnership must pay a withholding tax to the Internal Revenue Service with respect to a partner's allocable share of such effectively connected taxable income if the partner is a person, and the Partnership Agreement authorizes the Partnership to withhold any required amounts from distribution otherwise payable to any foreign person.